Intangible assets - Acquisition of exclusive rights (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) £ / shares	Dec. 31, 2018 USD ($) shares
Indefinite lived intangible asset
Purchase consideration:
Impairment loss		$ 0
Nuprim Inc
Intangible assets
Ordinary shares as consideration | shares		11,318,439
Ordinary shares as consideration (per share) | £ / shares	£ 0.20
Warrants issued | shares		9,432,033
Warrants issued (per share) | £ / shares	£ 0.20
Discount	£ 0	$ 0
Purchase consideration:
Ordinary shares in Motif Bio plc	3,356,000	3,356,000
Warrants to subscribe for ordinary shares in Motif Bio plc	2,340,000	2,340,000
Total purchase consideration	5,696,000	5,696,000
Iclaprim assets	6,196,000	6,196,000
Milestone payment	(500,000)	(500,000)
Net assets acquired	£ 5,696,000	5,696,000
Amortisation expense		$ 0